RELATED-PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2023
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS

NOTE 4 – RELATED-PARTY TRANSACTIONS:

Mr. William Matlack, a director of the Company, is the holder of the note described in Note 5.

Mr. Donald McDowell, a director of the Company, performs geological consulting services for the Company, for which he received compensation of $7,000 and $60,750 in the fiscal years ended September 30, 2023 and 2022, respectively.